Quarterly Holdings Report
for
Fidelity® SAI High Income Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SAH-NPRT3-0423
1.9901446.101
Corporate Bonds - 84.8%
	Principal Amount (a)	Value ($)
Convertible Bonds - 3.1%
Broadcasting - 1.4%
DISH Network Corp.:
2.375% 3/15/24	11,916,000	11,040,174
3.375% 8/15/26	16,374,000	10,713,380
		21,753,554
Energy - 1.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,610,553	10,316,236
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,784,113	17,833,357
		28,149,593
TOTAL CONVERTIBLE BONDS		49,903,147
Nonconvertible Bonds - 81.7%
Aerospace - 2.3%
ATI, Inc.:
4.875% 10/1/29	2,015,000	1,843,987
5.875% 12/1/27	2,833,000	2,733,319
Bombardier, Inc. 7.875% 4/15/27 (d)	4,970,000	4,950,537
BWX Technologies, Inc. 4.125% 6/30/28 (d)	4,790,000	4,323,002
Howmet Aerospace, Inc.:
5.9% 2/1/27	730,000	742,775
6.875% 5/1/25	730,000	750,075
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	1,680,000	1,420,625
4.625% 3/1/28 (d)	3,833,000	3,499,529
TransDigm, Inc.:
4.625% 1/15/29	4,390,000	3,960,482
5.5% 11/15/27	4,520,000	4,316,600
6.25% 3/15/26 (d)	2,055,000	2,054,276
6.375% 6/15/26	1,460,000	1,441,728
7.5% 3/15/27	1,925,000	1,939,986
8% 12/15/25 (d)	1,985,000	2,023,886
		36,000,807
Air Transportation - 0.5%
Air Canada 3.875% 8/15/26 (d)	1,075,000	994,372
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	4,775,000	4,681,051
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	657,000	663,774
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	2,190,000	2,239,231
		8,578,428
Automotive - 0.2%
Ford Motor Co. 6.1% 8/19/32	1,610,000	1,579,127
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,015,000	1,675,814
		3,254,941
Automotive & Auto Parts - 1.9%
Dana, Inc.:
4.25% 9/1/30	590,000	499,319
5.375% 11/15/27	395,000	375,335
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.2657% 3/6/26 (e)(f)	2,065,000	2,081,480
2.3% 2/10/25	6,565,000	6,087,289
2.9% 2/10/29	4,310,000	3,594,593
3.375% 11/13/25	730,000	679,813
3.815% 11/2/27	3,500,000	3,158,750
4% 11/13/30	725,000	633,027
4.389% 1/8/26	1,460,000	1,401,352
4.95% 5/28/27	2,905,000	2,772,148
5.125% 6/16/25	730,000	717,495
6.95% 3/6/26	5,815,000	5,948,105
ZF North America Capital, Inc. 4.75% 4/29/25 (d)	1,750,000	1,687,805
		29,636,511
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	2,015,000	1,798,848
Broadcasting - 1.5%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	12,645,000	932,569
DISH Network Corp. 11.75% 11/15/27 (d)	3,665,000	3,808,668
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	875,000	672,897
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	335,000	267,163
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	4,490,000	3,996,549
4.125% 7/1/30 (d)	5,365,000	4,601,185
5.5% 7/1/29 (d)	620,000	581,033
TEGNA, Inc.:
4.625% 3/15/28	3,285,000	3,083,129
5% 9/15/29	1,395,000	1,314,104
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,735,000	1,492,829
6.625% 6/1/27 (d)	3,185,000	3,121,300
		23,871,426
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	350,000	333,154
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	3,750,000	3,225,929
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	2,715,000	2,480,263
6% 12/1/29 (d)	2,595,000	2,216,805
		8,256,151
Cable/Satellite TV - 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	5,510,000	4,590,106
4.25% 1/15/34 (d)	2,840,000	2,213,922
4.5% 8/15/30 (d)	5,705,000	4,874,694
4.5% 5/1/32	7,039,000	5,824,773
4.5% 6/1/33 (d)	9,315,000	7,568,438
4.75% 3/1/30 (d)	4,700,000	4,106,813
4.75% 2/1/32 (d)	4,090,000	3,476,500
CSC Holdings LLC:
4.125% 12/1/30 (d)	3,395,000	2,509,822
4.5% 11/15/31 (d)	745,000	548,678
4.625% 12/1/30 (d)	6,930,000	4,097,726
5.375% 2/1/28 (d)	3,690,000	3,113,438
5.75% 1/15/30 (d)	2,120,000	1,335,600
7.5% 4/1/28 (d)	2,580,000	1,886,651
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)	720,000	652,180
DISH DBS Corp. 5.75% 12/1/28 (d)	3,630,000	2,970,003
Dolya Holdco 18 DAC 5% 7/15/28 (d)	1,585,000	1,438,546
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	4,020,000	3,078,395
6.5% 9/15/28 (d)	5,430,000	2,828,976
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	4,400,000	4,087,600
Ziggo BV 4.875% 1/15/30 (d)	1,730,000	1,506,899
		62,709,760
Capital Goods - 1.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)	2,785,000	2,470,077
Regal Rexnord Corp.:
6.05% 2/15/26 (d)	2,190,000	2,225,531
6.05% 4/15/28 (d)	1,459,000	1,481,200
6.3% 2/15/30 (d)	1,460,000	1,488,708
Vertical Holdco GmbH 7.625% 7/15/28 (d)	3,810,000	3,388,026
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	6,595,000	6,104,134
		17,157,676
Chemicals - 3.3%
CVR Partners LP 6.125% 6/15/28 (d)	3,455,000	3,126,891
Element Solutions, Inc. 3.875% 9/1/28 (d)	3,615,000	3,199,275
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	1,820,000	1,652,105
7% 12/31/27 (d)	1,040,000	906,360
LSB Industries, Inc. 6.25% 10/15/28 (d)	2,720,000	2,450,747
Methanex Corp.:
5.125% 10/15/27	3,705,000	3,529,013
5.65% 12/1/44	3,560,000	2,925,865
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	3,365,000	2,892,117
4.875% 6/1/24 (d)	1,735,000	1,708,975
5% 5/1/25 (d)	250,000	240,415
5.25% 6/1/27 (d)	4,930,000	4,585,294
Nufarm Australia Ltd. 5% 1/27/30 (d)	4,635,000	4,205,406
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	4,620,000	3,875,314
6.25% 10/1/29 (d)	2,505,000	2,079,075
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	3,235,000	2,987,523
The Chemours Co. LLC:
4.625% 11/15/29 (d)	1,330,000	1,111,241
5.375% 5/15/27	1,160,000	1,072,402
5.75% 11/15/28 (d)	6,945,000	6,328,631
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	5,025,000	4,188,338
		53,064,987
Consumer Products - 0.4%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	395,000	363,400
Mattel, Inc.:
3.375% 4/1/26 (d)	455,000	424,290
3.75% 4/1/29 (d)	4,320,000	3,881,088
Newell Brands, Inc.:
4.45% 4/1/26	730,000	693,529
6.375% 9/15/27	730,000	733,789
		6,096,096
Containers - 0.9%
Ball Corp. 4.875% 3/15/26	2,190,000	2,157,205
Berry Global, Inc. 4.875% 7/15/26 (d)	1,170,000	1,139,580
BWAY Holding Co. 7.875% 8/15/26 (d)(g)	2,190,000	2,209,163
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,325,000	1,147,140
Sealed Air Corp.:
5% 4/15/29 (d)	3,940,000	3,781,139
6.125% 2/1/28 (d)	875,000	882,788
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	2,400,000	2,301,936
8.5% 8/15/27 (d)	1,300,000	1,249,625
		14,868,576
Diversified Financial Services - 3.7%
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	6,405,000	4,131,225
3.625% 10/1/31 (d)	7,085,000	4,127,013
Hightower Holding LLC 6.75% 4/15/29 (d)	3,765,000	3,240,987
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	6,990,000	6,086,979
5.25% 5/15/27	13,865,000	12,946,444
6.25% 5/15/26	6,655,000	6,537,822
6.375% 12/15/25	1,650,000	1,635,579
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)	520,000	441,036
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	2,550,000	2,118,617
MSCI, Inc.:
3.25% 8/15/33 (d)	1,450,000	1,189,000
3.625% 9/1/30 (d)	2,905,000	2,528,557
OneMain Finance Corp.:
3.5% 1/15/27	5,220,000	4,541,179
3.875% 9/15/28	7,518,000	6,315,120
6.875% 3/15/25	290,000	289,089
7.125% 3/15/26	3,425,000	3,402,583
		59,531,230
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	4,985,000	3,788,600
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	1,230,000	959,400
		4,748,000
Energy - 13.8%
Altus Midstream LP 5.875% 6/15/30 (d)	2,270,000	2,156,500
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)	730,000	708,100
7.875% 5/15/26 (d)	730,000	749,163
Apache Corp. 4.25% 1/15/30	1,575,000	1,440,873
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	4,200,000	3,738,000
California Resources Corp. 7.125% 2/1/26 (d)	1,020,000	992,715
Centennial Resource Production LLC:
5.875% 7/1/29 (d)	3,025,000	2,828,375
7.75% 2/15/26 (d)	1,150,000	1,149,310
Cheniere Energy Partners LP:
3.25% 1/31/32	2,905,000	2,425,181
4% 3/1/31	1,460,000	1,309,854
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	3,110,000	3,047,380
CNX Resources Corp. 7.375% 1/15/31 (d)	855,000	831,479
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	2,175,000	1,865,063
6.75% 3/1/29 (d)	3,515,000	3,242,588
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	11,785,000	11,263,042
5.75% 4/1/25	2,685,000	2,647,007
6% 2/1/29 (d)	8,235,000	7,812,277
7.375% 2/1/31 (d)	1,455,000	1,464,094
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	2,495,000	2,285,294
5.625% 10/15/25 (d)	395,000	385,125
CVR Energy, Inc.:
5.25% 2/15/25 (d)	5,580,000	5,384,700
5.75% 2/15/28 (d)	4,910,000	4,492,650
Delek Logistics Partners LP 7.125% 6/1/28 (d)	3,445,000	3,159,894
DT Midstream, Inc.:
4.125% 6/15/29 (d)	2,490,000	2,184,975
4.375% 6/15/31 (d)	730,000	638,547
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,365,000	1,334,288
EnLink Midstream Partners LP 4.85% 7/15/26	1,310,000	1,270,141
EQM Midstream Partners LP:
4% 8/1/24	1,455,000	1,407,713
6% 7/1/25 (d)	185,000	182,134
6.5% 7/1/27 (d)	2,745,000	2,695,617
7.5% 6/1/27 (d)	1,085,000	1,084,976
7.5% 6/1/30 (d)	1,085,000	1,083,644
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,245,000	2,118,607
Harvest Midstream I LP 7.5% 9/1/28 (d)	1,690,000	1,662,538
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,330,000	1,164,824
5.125% 6/15/28 (d)	1,650,000	1,553,857
5.625% 2/15/26 (d)	2,485,000	2,460,448
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	1,575,000	1,464,750
6.25% 11/1/28 (d)	1,575,000	1,512,803
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	3,270,000	3,045,188
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	25,595,000	23,551,492
6.75% 9/15/25 (d)	17,725,000	16,956,370
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	2,055,000	1,951,550
Occidental Petroleum Corp.:
5.5% 12/1/25	3,132,000	3,153,110
5.55% 3/15/26	440,000	444,422
5.875% 9/1/25	1,620,000	1,639,756
6.125% 1/1/31	2,385,000	2,489,201
6.625% 9/1/30	2,945,000	3,126,552
7.5% 5/1/31	2,790,000	3,103,875
7.875% 9/15/31	945,000	1,070,298
8.875% 7/15/30	2,720,000	3,202,800
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	2,185,000	1,944,650
4.95% 7/15/29 (d)	3,370,000	3,046,067
6.875% 4/15/40 (d)	330,000	279,654
SM Energy Co. 5.625% 6/1/25	3,245,000	3,180,100
Southwestern Energy Co. 4.75% 2/1/32	3,505,000	3,089,728
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	275,000	265,760
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	2,585,000	2,338,624
5.875% 3/15/28	2,780,000	2,724,400
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	2,010,000	1,776,338
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	4,880,000	4,493,919
6% 3/1/27 (d)	8,956,000	8,491,209
6% 12/31/30 (d)	11,005,000	10,023,134
6% 9/1/31 (d)	4,865,000	4,378,500
7.5% 10/1/25 (d)	1,795,000	1,817,143
Teine Energy Ltd. 6.875% 4/15/29 (d)	395,000	368,831
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	2,271,368	2,303,351
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	471,999	477,875
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	1,327,200	1,367,191
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	1,242,500	1,233,181
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	524,000	529,256
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	1,354,487	1,344,329
Transocean, Inc. 8.75% 2/15/30 (d)	1,895,000	1,953,745
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,920,000	2,598,800
4.125% 8/15/31 (d)	4,690,000	4,157,966
6.25% 1/15/30 (d)	2,190,000	2,231,128
Western Gas Partners LP 3.35% 2/1/25	2,610,000	2,492,550
		221,840,569
Environmental - 1.3%
Clean Harbors, Inc. 6.375% 2/1/31 (d)	690,000	702,903
Covanta Holding Corp. 4.875% 12/1/29 (d)	2,920,000	2,551,350
Darling Ingredients, Inc. 6% 6/15/30 (d)	1,345,000	1,338,275
GFL Environmental, Inc.:
3.75% 8/1/25 (d)	1,460,000	1,387,365
5.125% 12/15/26 (d)	1,460,000	1,420,215
Madison IAQ LLC:
4.125% 6/30/28 (d)	3,790,000	3,335,996
5.875% 6/30/29 (d)	5,445,000	4,319,192
Stericycle, Inc.:
3.875% 1/15/29 (d)	4,405,000	3,908,380
5.375% 7/15/24 (d)	990,000	980,466
		19,944,142
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	8,245,000	7,111,313
4.875% 2/15/30 (d)	4,560,000	4,194,453
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	6,235,000	2,711,913
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	1,170,000	978,908
		14,996,587
Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5% 12/15/28 (d)	4,155,000	3,204,544
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	4,645,000	4,186,306
Performance Food Group, Inc. 5.5% 10/15/27 (d)	335,000	322,436
Post Holdings, Inc.:
4.625% 4/15/30 (d)	2,035,000	1,790,800
5.5% 12/15/29 (d)	2,055,000	1,905,752
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	3,395,000	2,961,255
TreeHouse Foods, Inc. 4% 9/1/28	1,265,000	1,055,010
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	10,060,000	7,985,213
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	1,725,000	1,544,231
4.75% 2/15/29 (d)	1,695,000	1,550,576
		26,506,123
Gaming - 1.2%
Affinity Gaming LLC 6.875% 12/15/27 (d)	4,930,000	4,413,583
Caesars Entertainment, Inc.:
7% 2/15/30 (d)(g)	1,750,000	1,780,625
8.125% 7/1/27 (d)	3,509,000	3,561,635
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	2,845,000	2,361,350
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	2,005,000	2,017,531
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	2,000,000	1,860,080
MGM Resorts International:
4.75% 10/15/28	175,000	158,676
5.5% 4/15/27	175,000	168,559
Station Casinos LLC 4.5% 2/15/28 (d)	390,000	351,098
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	3,020,000	2,852,934
		19,526,071
Healthcare - 7.1%
1375209 BC Ltd. 9% 1/30/28 (d)	2,883,000	2,872,218
180 Medical, Inc. 3.875% 10/15/29 (d)	2,880,000	2,552,433
AMN Healthcare 4% 4/15/29 (d)	4,020,000	3,487,069
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,435,000	2,140,511
4.625% 7/15/28 (d)	280,000	263,925
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	3,323,000	2,599,915
14% 10/15/30 (d)	1,017,000	634,831
Catalent Pharma Solutions 3.5% 4/1/30 (d)	1,295,000	1,071,496
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,300,000	1,157,890
4% 3/15/31 (d)	1,310,000	1,155,734
4.25% 5/1/28 (d)	385,000	356,252
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	5,905,000	4,517,281
5.25% 5/15/30 (d)	11,150,000	8,997,158
5.625% 3/15/27 (d)	5,260,000	4,656,152
6% 1/15/29 (d)	3,600,000	3,159,900
6.125% 4/1/30 (d)	5,790,000	3,480,589
6.875% 4/15/29 (d)	5,670,000	3,586,275
8% 3/15/26 (d)	1,150,000	1,110,156
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	3,610,000	3,232,430
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	1,280,000	995,200
4.625% 6/1/30 (d)	9,570,000	8,062,725
Embecta Corp. 5% 2/15/30 (d)	1,680,000	1,383,900
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	2,780,000	2,417,544
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,600,000	1,432,480
Hologic, Inc.:
3.25% 2/15/29 (d)	3,095,000	2,723,012
4.625% 2/1/28 (d)	125,000	119,120
Jazz Securities DAC 4.375% 1/15/29 (d)	2,600,000	2,372,084
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	1,910,000	1,655,359
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	1,385,000	1,191,280
Mozart Borrower LP 3.875% 4/1/29 (d)	730,000	624,161
Option Care Health, Inc. 4.375% 10/31/29 (d)	1,585,000	1,369,157
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	5,440,000	4,920,208
5.125% 4/30/31 (d)	795,000	717,718
Owens & Minor, Inc. 4.5% 3/31/29 (d)	215,000	175,137
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)	3,330,000	2,947,050
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	2,020,000	1,648,320
Teleflex, Inc. 4.25% 6/1/28 (d)	1,275,000	1,176,125
Tenet Healthcare Corp.:
4.25% 6/1/29	4,025,000	3,583,880
4.375% 1/15/30	3,835,000	3,409,047
4.625% 6/15/28	10,120,000	9,385,288
6.125% 10/1/28	5,300,000	4,955,924
6.125% 6/15/30 (d)	4,165,000	4,043,007
6.25% 2/1/27 (d)	1,405,000	1,352,313
		113,692,254
Homebuilders/Real Estate - 4.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	2,060,000	1,720,100
Howard Hughes Corp.:
4.125% 2/1/29 (d)	2,570,000	2,219,246
4.375% 2/1/31 (d)	2,570,000	2,135,499
Kennedy-Wilson, Inc. 4.75% 2/1/30	3,900,000	3,198,917
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	5,680,000	3,975,930
4.625% 8/1/29	3,225,000	2,507,438
5% 10/15/27	11,855,000	10,021,446
Railworks Holdings LP 8.25% 11/15/28 (d)	2,700,000	2,500,079
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	535,000	489,258
5.625% 3/1/24 (d)	730,000	727,255
TopBuild Corp. 4.125% 2/15/32 (d)	4,805,000	4,076,610
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	10,260,000	8,389,732
6.5% 2/15/29 (d)	31,190,000	21,677,050
		63,638,560
Hotels - 0.6%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	4,555,000	3,825,061
3.75% 5/1/29 (d)	10,000	8,881
4% 5/1/31 (d)	4,050,000	3,509,325
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	2,965,000	2,734,636
		10,077,903
Insurance - 0.6%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	3,940,000	3,610,833
AmWINS Group, Inc. 4.875% 6/30/29 (d)	3,835,000	3,363,924
AssuredPartners, Inc. 5.625% 1/15/29 (d)	2,915,000	2,493,433
		9,468,190
Leisure - 2.5%
Carnival Corp.:
5.75% 3/1/27 (d)	5,000,000	4,150,000
6% 5/1/29 (d)	5,220,000	4,123,800
6.65% 1/15/28	720,000	553,889
7.625% 3/1/26 (d)	5,780,000	5,259,800
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	295,000	233,094
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	1,585,000	1,370,993
7.75% 2/15/29 (d)	4,040,000	3,466,037
NCL Finance Ltd. 6.125% 3/15/28 (d)	1,390,000	1,129,375
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	5,935,000	5,148,613
5.375% 7/15/27 (d)	2,775,000	2,413,923
5.5% 8/31/26 (d)	4,870,000	4,358,463
5.5% 4/1/28 (d)	5,285,000	4,545,100
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	1,545,000	1,320,975
Voc Escrow Ltd. 5% 2/15/28 (d)	2,365,000	2,079,190
		40,153,252
Metals/Mining - 0.9%
Arconic Corp. 6% 5/15/25 (d)	725,000	717,805
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (d)	295,000	275,565
Constellium NV 5.875% 2/15/26 (d)	325,000	320,569
Eldorado Gold Corp. 6.25% 9/1/29 (d)	125,000	112,773
ERO Copper Corp. 6.5% 2/15/30 (d)	4,180,000	3,555,613
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	2,385,000	2,300,273
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	730,000	641,955
4.5% 9/15/27 (d)	850,000	811,750
5.125% 5/15/24 (d)	590,000	585,941
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	1,485,000	1,368,056
Mineral Resources Ltd. 8.5% 5/1/30 (d)	2,310,000	2,386,507
PMHC II, Inc. 9% 2/15/30 (d)	2,655,000	2,046,113
		15,122,920
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	1,040,000	859,934
6% 6/15/27 (d)	2,930,000	2,926,015
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	1,405,000	1,381,277
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	515,000	480,706
Glatfelter Corp. 4.75% 11/15/29 (d)	2,885,000	2,019,500
SPA Holdings 3 OY 4.875% 2/4/28 (d)	2,875,000	2,459,106
		10,126,538
Publishing/Printing - 0.2%
News Corp. 5.125% 2/15/32 (d)	3,130,000	2,946,895
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	1,930,000	1,606,925
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	3,170,000	2,698,463
Garden SpinCo Corp. 8.625% 7/20/30 (d)	740,000	791,802
Yum! Brands, Inc. 4.625% 1/31/32	3,255,000	2,970,188
		6,460,453
Services - 5.6%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	5,149,000	4,792,586
AECOM 5.125% 3/15/27	980,000	962,948
APX Group, Inc. 6.75% 2/15/27 (d)	2,660,000	2,606,827
Aramark Services, Inc.:
5% 2/1/28 (d)	760,000	716,300
6.375% 5/1/25 (d)	3,350,000	3,350,838
ASGN, Inc. 4.625% 5/15/28 (d)	3,260,000	2,974,114
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	3,855,000	3,487,734
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	9,930,000	8,115,293
CoreCivic, Inc.:
4.75% 10/15/27	6,520,000	5,700,203
8.25% 4/15/26	13,298,000	13,596,322
Fair Isaac Corp. 4% 6/15/28 (d)	3,295,000	3,059,424
Gartner, Inc.:
3.625% 6/15/29 (d)	1,645,000	1,477,210
3.75% 10/1/30 (d)	2,345,000	2,078,256
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	7,810,000	7,682,111
Korn Ferry 4.625% 12/15/27 (d)	540,000	507,600
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	3,520,000	3,243,469
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)	2,905,000	2,823,747
PowerTeam Services LLC 9.033% 12/4/25 (d)	1,215,000	1,038,776
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)	1,460,000	1,430,858
Service Corp. International:
4% 5/15/31	2,375,000	2,076,890
5.125% 6/1/29	4,160,000	3,983,633
Sotheby's 7.375% 10/15/27 (d)	3,335,000	3,203,177
The GEO Group, Inc. 9.5% 12/31/28 (d)	3,300,000	3,192,750
TriNet Group, Inc. 3.5% 3/1/29 (d)	4,635,000	3,892,149
Uber Technologies, Inc. 4.5% 8/15/29 (d)	175,000	155,805
United Rentals North America, Inc. 6% 12/15/29 (d)	730,000	740,950
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	3,350,000	3,091,107
		89,981,077
Steel - 0.5%
Commercial Metals Co.:
3.875% 2/15/31	880,000	761,699
4.125% 1/15/30	2,495,000	2,233,025
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	4,570,000	4,117,890
		7,112,614
Super Retail - 1.8%
Bath & Body Works, Inc. 6.694% 1/15/27	1,123,000	1,125,674
Carvana Co.:
4.875% 9/1/29 (d)	3,035,000	1,350,575
5.5% 4/15/27 (d)	3,025,000	1,361,250
5.875% 10/1/28 (d)	1,778,000	773,430
EG Global Finance PLC:
6.75% 2/7/25 (d)	4,830,000	4,476,541
8.5% 10/30/25 (d)	2,825,000	2,662,563
Hanesbrands, Inc. 4.875% 5/15/26 (d)	395,000	367,844
LBM Acquisition LLC 6.25% 1/15/29 (d)	2,405,000	1,827,800
Levi Strauss & Co. 3.5% 3/1/31 (d)	3,995,000	3,335,825
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	2,095,000	1,747,041
7.875% 5/1/29 (d)	1,315,000	999,400
Nordstrom, Inc.:
4.25% 8/1/31	3,440,000	2,583,130
4.375% 4/1/30	2,295,000	1,841,347
Sally Holdings LLC 5.625% 12/1/25	1,605,000	1,580,937
Wolverine World Wide, Inc. 4% 8/15/29 (d)	4,356,000	3,512,025
		29,545,382
Technology - 5.5%
Acuris Finance U.S. 5% 5/1/28 (d)	5,565,000	4,546,095
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	1,080,000	894,793
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	3,665,000	3,252,688
Block, Inc.:
2.75% 6/1/26	730,000	663,453
3.5% 6/1/31	590,000	492,659
Broadcom, Inc.:
2.45% 2/15/31 (d)	2,675,000	2,195,873
2.6% 2/15/33 (d)	2,050,000	1,610,434
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,195,000	1,066,301
4.875% 7/1/29 (d)	1,210,000	1,064,709
Coherent Corp. 5% 12/15/29 (d)	4,115,000	3,737,053
CommScope, Inc.:
4.75% 9/1/29 (d)	2,985,000	2,484,595
6% 3/1/26 (d)	1,445,000	1,383,371
Crowdstrike Holdings, Inc. 3% 2/15/29	720,000	617,817
Elastic NV 4.125% 7/15/29 (d)	2,363,000	2,022,179
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	6,885,000	6,452,888
5.95% 6/15/30 (d)	4,375,000	4,201,444
Entegris, Inc. 3.625% 5/1/29 (d)	1,300,000	1,108,665
Gartner, Inc. 4.5% 7/1/28 (d)	3,750,000	3,562,463
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (d)	1,840,000	1,591,232
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	5,045,000	4,319,781
Match Group Holdings II LLC 4.125% 8/1/30 (d)	185,000	159,100
MicroStrategy, Inc. 6.125% 6/15/28 (d)	5,400,000	4,557,082
onsemi 3.875% 9/1/28 (d)	305,000	278,316
Open Text Corp.:
3.875% 2/15/28 (d)	2,350,000	2,042,056
3.875% 12/1/29 (d)	905,000	752,643
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	1,715,000	1,444,162
4.125% 12/1/31 (d)	2,775,000	2,254,521
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	2,435,000	1,464,044
5.375% 12/1/28 (d)	28,245,000	10,406,588
Roblox Corp. 3.875% 5/1/30 (d)	3,335,000	2,816,241
Sensata Technologies BV 4% 4/15/29 (d)	2,060,000	1,846,388
TTM Technologies, Inc. 4% 3/1/29 (d)	4,365,000	3,813,919
Twilio, Inc. 3.875% 3/15/31	1,550,000	1,279,145
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	3,795,000	3,849,166
8% 11/1/26 (d)	4,365,000	4,468,189
		88,700,053
Telecommunications - 8.7%
Altice Financing SA:
5% 1/15/28 (d)	3,785,000	3,218,348
5.75% 8/15/29 (d)	12,415,000	10,429,586
Altice France Holding SA 6% 2/15/28 (d)	8,935,000	6,008,788
Altice France SA:
5.125% 1/15/29 (d)	8,120,000	6,364,131
5.125% 7/15/29 (d)	8,025,000	6,273,945
5.5% 1/15/28 (d)	2,115,000	1,756,550
5.5% 10/15/29 (d)	30,000	23,617
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	22,397,000	21,305,818
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	2,555,000	2,171,698
5.625% 9/15/28 (d)	2,730,000	2,095,275
Consolidated Communications, Inc. 5% 10/1/28 (d)	2,005,000	1,504,145
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	1,595,000	1,450,094
5.875% 10/15/27 (d)	2,480,000	2,368,202
5.875% 11/1/29	3,385,000	2,759,655
8.75% 5/15/30 (d)	2,825,000	2,927,406
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	2,815,000	2,556,020
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)	1,355,000	1,179,724
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	4,705,000	3,500,520
4.25% 7/1/28 (d)	4,140,000	3,280,909
Lumen Technologies, Inc. 4.5% 1/15/29 (d)	5,925,000	3,984,563
Millicom International Cellular SA:
4.5% 4/27/31 (d)	2,230,000	1,887,695
5.125% 1/15/28 (d)	531,000	474,183
Sable International Finance Ltd. 5.75% 9/7/27 (d)	130,000	122,850
SBA Communications Corp. 3.125% 2/1/29	3,520,000	2,982,082
Sprint Corp.:
7.125% 6/15/24	5,835,000	5,958,480
7.625% 2/15/25	2,190,000	2,273,102
7.625% 3/1/26	4,985,000	5,272,468
7.875% 9/15/23	1,460,000	1,481,715
Telecom Italia Capital SA:
6% 9/30/34	2,740,000	2,184,860
7.2% 7/18/36	3,910,000	3,321,701
7.721% 6/4/38	850,000	733,023
Uniti Group, Inc. 6% 1/15/30 (d)	8,570,000	5,680,560
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	4,685,000	4,040,859
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	4,595,000	3,841,558
Windstream Escrow LLC 7.75% 8/15/28 (d)	11,260,000	9,115,308
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,320,000	2,639,732
6.125% 3/1/28 (d)	3,695,000	2,540,313
		139,709,483
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	5,130,000	4,337,312
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	1,230,000	1,063,913
		5,401,225
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (d)	2,910,000	2,894,177
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	2,085,000	1,757,134
Seaspan Corp. 5.5% 8/1/29 (d)	6,300,000	4,785,858
		9,437,169
Utilities - 2.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	2,655,000	2,243,024
4.75% 3/15/28 (d)	1,280,000	1,207,296
DPL, Inc. 4.125% 7/1/25	1,280,000	1,218,705
EnLink Midstream Partners LP 4.15% 6/1/25	735,000	708,158
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,770,000	2,659,553
NRG Energy, Inc.:
3.375% 2/15/29 (d)	2,565,000	2,120,567
3.625% 2/15/31 (d)	120,000	95,052
5.25% 6/15/29 (d)	2,640,000	2,382,600
PG&E Corp.:
5% 7/1/28	4,410,000	4,132,391
5.25% 7/1/30	8,455,000	7,778,600
Pike Corp. 5.5% 9/1/28 (d)	5,535,000	4,885,503
Vertiv Group Corp. 4.125% 11/15/28 (d)	310,000	268,813
Vistra Operations Co. LLC:
5% 7/31/27 (d)	2,395,000	2,253,887
5.625% 2/15/27 (d)	2,950,000	2,848,909
		34,803,058
TOTAL NONCONVERTIBLE BONDS		1,310,370,880
TOTAL CORPORATE BONDS (Cost $1,540,748,305)		1,360,274,027

Common Stocks - 4.0%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (h)	16,200	1,832,058
Cable/Satellite TV - 0.2%
Altice U.S.A., Inc. Class A (h)	224,406	1,099,589
Charter Communications, Inc. Class A (h)	4,800	1,844,688
TOTAL CABLE/SATELLITE TV		2,944,277
Capital Goods - 0.1%
Regal Rexnord Corp.	12,000	1,670,400
Energy - 1.5%
California Resources Corp. warrants 10/27/24 (h)	4,491	49,176
Jonah Energy Parent LLC (c)(h)	203,925	11,487,095
Mesquite Energy, Inc. (c)(h)	204,784	12,264,514
TOTAL ENERGY		23,800,785
Food & Drug Retail - 1.7%
Southeastern Grocers, Inc. (b)(c)(h)	1,184,833	27,523,648
Gaming - 0.2%
Caesars Entertainment, Inc. (h)	55,825	2,906,250
Telecommunications - 0.1%
GTT Communications, Inc. (c)	89,354	1,103,558
Utilities - 0.1%
EQT Corp.	77,300	2,525,391
TOTAL COMMON STOCKS (Cost $55,695,979)		64,306,367

Bank Loan Obligations - 5.9%
	Principal Amount (a)	Value ($)
Broadcasting - 0.3%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (e)(f)(i)	4,590,660	4,128,335
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (e)(f)(i)	7,322,814	552,287
Gray Television, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.8687% 1/2/26 (e)(f)(i)	730,000	726,197
TOTAL BROADCASTING		5,406,819
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (e)(f)(i)	4,623,617	3,716,741
Chemicals - 0.5%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.0697% 5/7/25 (c)(e)(f)(i)	5,106,440	4,927,714
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8.9625% 10/4/29 (e)(f)(i)	2,580,000	2,464,442
TOTAL CHEMICALS		7,392,156
Energy - 0.6%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 2/6/25 (e)(f)(i)	5,749,634	5,527,755
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (e)(f)(i)	3,946,093	3,793,814
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(i)(j)	3,800,000	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(i)(j)	1,620,000	0
TOTAL ENERGY		9,321,569
Healthcare - 0.3%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6614% 11/23/27 (e)(f)(i)	4,772,720	3,716,756
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 12/13/26 (e)(f)(i)	241,899	232,980
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (e)(f)(i)	1,070,000	1,043,164
TOTAL HEALTHCARE		4,992,900
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 5/10/25 (e)(f)(i)	440,000	439,358
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.8174% 4/25/25 (e)(f)(i)	2,348,191	2,344,105
TOTAL INSURANCE		2,783,463
Leisure - 0.8%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 7/21/28 (e)(f)(i)	13,130,117	12,604,912
Paper - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8364% 4/13/29 (e)(f)(i)	3,134,250	3,074,950
Services - 1.0%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (e)(f)(i)	425,000	367,472
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 12/10/28 (e)(f)(i)	4,713,554	4,487,445
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (e)(f)(i)	5,369,995	5,002,741
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (e)(f)(i)	3,240,000	2,964,600
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (e)(f)(i)	4,655,000	3,657,108
TOTAL SERVICES		16,479,366
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 3/5/28 (e)(f)(i)	3,036,935	2,981,511
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (e)(f)(i)	7,404,282	6,671,554
TOTAL SUPER RETAIL		9,653,065
Technology - 0.5%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0116% 2/15/29 (e)(f)(i)	3,794,096	3,588,570
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (e)(f)(i)(k)	464,925	439,740
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.0802% 7/6/29 (e)(f)(i)	880,000	877,527
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (e)(f)(i)	835,000	822,392
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (e)(f)(i)	1,680,000	1,650,818
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 8/27/25 (e)(f)(i)	1,218,169	1,214,685
TOTAL TECHNOLOGY		8,593,732
Telecommunications - 0.3%
GTT Communications BV 1LN, term loan:
11.423% 1/3/28 (e)(i)	4,274,013	3,362,238
13.6802% 6/3/28 (e)(i)	3,388,436	1,524,796
TOTAL TELECOMMUNICATIONS		4,887,034
Utilities - 0.4%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5797% 6/23/25 (e)(f)(i)	5,420,990	5,410,148
TOTAL BANK LOAN OBLIGATIONS (Cost $100,852,481)		94,316,855

Other - 0.9%
	Shares	Value ($)
Other - 0.9%
Fidelity Private Credit Central Fund LLC (b)(l) (Cost $14,768,475)	1,488,278	14,778,600

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (m) (Cost $44,040,777)	44,031,971	44,040,777

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $1,756,106,017)	1,577,716,626
NET OTHER ASSETS (LIABILITIES) - 1.7%	27,153,694
NET ASSETS - 100.0%	1,604,870,320

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $70,451,841 or 4.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,024,501,558 or 63.8% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,041,848 and $985,411, respectively.

(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	12/09/21 - 1/31/23	14,788,743

Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 4/01/22	6,243,973

Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 4/01/22	9,777,984

Southeastern Grocers, Inc.	6/25/21 - 4/01/22	22,540,546

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	119,265,405	624,576,874	699,801,502	1,291,545	-	-	44,040,777	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	63,228,550	31,058,561	94,287,111	50,214	-	-	-	0.0%
Total	182,493,955	655,635,435	794,088,613	1,341,759	-	-	44,040,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Central Fund LLC	5,437,758	11,077,481	1,699,004	657,834	(42,652)	5,017	14,778,600
	5,437,758	11,077,481	1,699,004	657,834	(42,652)	5,017	14,778,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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